REVENUE	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
REVENUE [Text Block]

16. REVENUE

	Years Ended
	December 31,	December 31,
	2021	2020

Silver Sales (1)	$97,257	$74,733
Gold Sales (1)	70,022	65,554
Less: smelting and refining costs	(1,959)	(1,826)
Revenue	$165,320	$138,461

(1) Changes in fair value from provisional pricing in the period are included in silver and gold sales.

	Years Ended
	December 31,	December 31,
Revenue by product	2021	2020

Concentrate sales	$57,011	$54,264
Provisional pricing adjustments	(183)	1,238
Total revenue from concentrate sales	56,828	55,502
Refined metal sales	108,492	82,959
Total revenue	$165,320	$138,461

Provisional pricing adjustments on sales of concentrate consist of provisional and final pricing adjustments made prior to the finalization of the sales contract. The Company's sales contracts are provisionally priced with provisional pricing periods lasting typically one to three months with provisional pricing adjustments recorded to revenue as market prices vary. As at December 31, 2021, a 10% change to the underlying metals prices would result in a change in revenue and accounts receivable of $470 (December 31, 2020 - $716) based on the total quantities of metals in sales contracts for which the provisional pricing periods were not yet closed.